UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 1,632.6	$ 1,236.3	$ 3,578.1	$ 2,708.8
Cost of goods sold	(561.0)	(513.4)	(1,341.2)	(1,134.8)
Gross profit	1,071.6	722.9	2,236.9	1,574.0
Selling, general and administrative expenses	(909.2)	(697.8)	(1,765.4)	(1,339.7)
Impairment losses	(2.3)	(2.6)	(3.0)	(2.9)
Other operating income	31.6	21.2	44.2	26.5
Operating profit	191.7	43.7	512.7	257.9
Interest expense	(20.0)	(30.0)	(44.9)	(52.0)
Foreign currency exchange (losses)/gains, net & other finance costs	(16.3)	6.7	(24.1)	10.6
Loss on debt extinguishment	0.0	0.0	(50.5)	0.0
Interest income	5.4	1.4	8.1	2.9
Net finance cost	(30.9)	(21.9)	(111.4)	(38.5)
Income before tax	160.8	21.8	401.3	219.4
Income tax (expense)/benefit	(43.0)	0.6	(113.5)	(58.9)
Net income	117.8	22.4	287.8	160.5
Net income attributable to:
Equity holders of the Company	107.2	18.2	271.8	152.8
Non-controlling interests	$ 10.6	$ 4.2	$ 16.0	$ 7.7
Earnings per share [abstract]
Basic earnings per share (in USD per share)	$ 0.18	$ 0.03	$ 0.47	$ 0.28
Diluted earnings per share (in USD per share)	$ 0.18	$ 0.03	$ 0.47	$ 0.27
Net income	$ 117.8	$ 22.4	$ 287.8	$ 160.5
Items that will not be reclassified to the statement of income
Remeasurement effects of postemployment benefit plans	0.0	0.3	0.9	0.9
Income tax related to remeasurement effects	0.0	0.0	(0.2)	(0.2)
Items that subsequently may be reclassified to the statement of income
Translation differences	(45.9)	285.7	(140.2)	380.8
Cash flow hedges	31.6	(54.0)	58.2	(90.0)
Income tax related to cash flow hedges	(2.4)	10.8	(6.2)	18.1
Other comprehensive (loss)/income, net of tax	(16.7)	242.8	(87.5)	309.6
TOTAL COMPREHENSIVE INCOME	101.1	265.2	200.3	470.1
Total comprehensive income attributable to:
Equity holders of the Company	90.5	261.0	184.3	462.4
Non-controlling interests	$ 10.6	$ 4.2	$ 16.0	$ 7.7